Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of provisions

	Restoration Provisions	Onerous Contracts	Total
	£’000	£’000	£’000
At January 1, 2022	537	—	537
Provisions made during the year	700	—	700
Unwind of discount	6	—	6
At December 31, 2022	1,243	—	1,243
Provisions made during the year	84	807	891
Unwind of discount	23	—	23
At December 31, 2023	1,350	807	2,157